[SUTHERLAND ASBILL & BRENNAN LLP]

                                  July 27, 2007

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:      Kansas City Life Insurance Company and
         Kansas City Life Variable Life Separate Account
         (File No. 333-52290 and 811-08994)

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended and on behalf of Kansas City Life Insurance Company and Kansas City Life Variable Annuity Separate Account (the "Separate Account"), we certify that the form of prospectus and the form of the statement of additional information that would have been filed pursuant to paragraph (c) of Rule 497 does not differ from the form of supplement to the prospectus and statement of additional information contained in Post-Effective Amendment No. 10 to the Registration Statement for the Separate Account. The text of this amendment was filed electronically on July 20, 2007 and became effective on July 21, 2007.

If you have any questions regarding this filing, please call the undersigned at
(202) 383-0590 or Pamela Ellis at (202) 383-0566.

                                                Sincerely,

                                                /s/ W. Thomas Conner

                                                W. Thomas Conner

Attachments

cc:      Marc Bensing
         Pamela K. Ellis